SHARE CAPITAL (Details Textual)	1 Months Ended				2 Months Ended			12 Months Ended			91 Months Ended			12 Months Ended					1 Months Ended					12 Months Ended	1 Months Ended				2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Nov. 30, 2011 USD ($)	Nov. 30, 2011 CAD	Oct. 12, 2011 USD ($)	Oct. 12, 2011 CAD	Mar. 15, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Nov. 02, 2011	Nov. 02, 2011	Dec. 31, 2012 Us Treasury Securities [Member]	Dec. 31, 2011 Us Dollar [Member]	Dec. 31, 2010 Us Dollar [Member]	Dec. 31, 2012 Canadian Dollar [Member]	Dec. 31, 2011 Canadian Dollar [Member]	Nov. 30, 2011 Gmp Securities Lp [Member] USD ($)	Nov. 30, 2011 Gmp Securities Lp [Member] CAD	Apr. 30, 2011 Equity Incentive Plan 2010 [Member] USD ($)	Jan. 31, 2012 New Plan [Member] USD ($)	Jan. 31, 2012 New Plan [Member] CAD	Dec. 31, 2012 New Plan [Member]	Feb. 29, 2012 New Plan [Member] Various Employees [Member] USD ($)	Feb. 29, 2012 New Plan [Member] Various Employees [Member] CAD	Feb. 29, 2012 New Plan [Member] One Employee [Member] USD ($)	Feb. 29, 2012 New Plan [Member] One Employee [Member] CAD	Oct. 12, 2011 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Oct. 12, 2011 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member]
Preferred stock, shares authorized	50,000,000	50,000,000						50,000,000	50,000,000		50,000,000
Common stock, shares authorized	100,000,000	100,000,000						100,000,000	100,000,000		100,000,000
Common stock, par value (in dollars per share)	$ 0.0001							$ 0.0001	$ 0.0001		$ 0.0001
Units Sold Under Private Placement					1,222,500	1,222,500	6,516,668
Purchase Price Per Unit Private Placement						1	$ 0.75																						$ 1.02		$ 0.97
Proceeds from Issuance of Private Placement					$ 1,233,900	1,222,500	$ 4,887,502
Description Of Private Placement Unit					Each unit consists of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one-half of one common share of the Company for a period of one year from the date of issuance of the warrant.	Each unit consists of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one-half of one common share of the Company for a period of one year from the date of issuance of the warrant.	Each unit consists of one common share of the Company and one warrant ("Warrant") which entitles the holder thereof to purchase one additional common share of the Company.
Warrant Exercise Period							12 months
Extended Warrant Exercise Period							extended for 6 additional months
Class of Warrant or Right, Exercise Price of Warrants or Rights					1.25	1.25		0.9			0.9	1.24	1.25																1.29		1.21
Units Sold Under Brokered Offering			2,163,000	2,163,000
Purchase Price Per Unit Brokered Offering			$ 0.99	1.00
Proceeds From Issuance Of Units Under Brokered Offering			2,134,000	2,163,000
Description Of Brokered Offering Units			Each unit consists of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company.	Each unit consists of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company.
Common stock, shares outstanding	62,753,840	62,753,840						62,753,840	62,753,840	52,851,672	62,753,840
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	100,000	100,000						600,000													400,000	200,000	200,000	11,000,000	225,000	225,000	200,000	200,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercise Price	$ 1.21	1.24						$ 0.84													$ 0.90	$ 1.09	1.09		$ 0.85	0.85	$ 0.18	1.09
Share Based Compensation Arrangement By Share Based Payment Award Options Exercise Period	5 years	5 years																			5 years	5 years	5 years		5 years	5 years	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.																			The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.		The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.	The options vest at a rate of 25% on each six-month anniversary of the grant date.
Share Based Compensation Arrangement By Share Based Payment Award Non Transferable Options Grants In Period Gross																			173,040	173,040
Share Based Compensation Arrangement By Share Based Payment Award Non Transferable Options Exercise Price																			$ 0.99	1
Share Based Compensation Arrangement By Share Based Payment Award Non Transferable Options Exercise Period																			24 months	24 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,225,000	1,225,000						1,825,000	1,225,000		1,825,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price								$ 0.90			$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term								3 years 3 months 29 days
Share Based Compensation By Share Based Payment Award Options Outstanding Forfeiture Estimate Percentage								0.00%			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period								25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number								1,225,000			1,225,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.66							$ 0.48	$ 0.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price								$ 0.90			$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term											3 years 11 days
Stock Based Compensation Employees								581,295	582,081	140,834
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum								67.11%	67.87%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum								67.33%	68.71%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															1.14%	0.00%	1.14%													0.91%		0.81%
Debt Instrument Expiration Period														5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								0.00%		69.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								5 years
Class Of Warrant Or Right Issued															21,205,340			1,692,750
Warrant modification								0	0	0	(1,057,787)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%
Gain on Canadian dollar common share purchase warrants								263,398	80,815	0	344,214
Weighted average number of basic and diluted common shares outstanding (note 9f) (in shares)								62,753,840	59,558,895	38,903,807
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount								0	21,667,838
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Weighted Average Fair Value								$ 0.93	$ 1.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								0			0
Unrecognized Stock Based Compensation Expense								$ 217,650	$ 511,708
Unrecognized Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Remaining Contractual Term								3 years 3 months 29 days	3 years 11 months 16 days